Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents
Schedule of cash on hand and cash held at bank

	December 31, 2024		December 31, 2025
		US$		US$
(In thousands)	Amount	equivalent	Amount	equivalent
RMB	585,376	81,434	613,776	87,323
US$	89,514	89,514	65,847	65,847
SGD	7,327	5,437	4,769	3,704
Hong Kong Dollar	7,296	940	992	128
Others	Not applicable	4	Not applicable	18
Total	—	177,329	—	157,020